Quarterly Holdings Report
for

Fidelity® Large Cap Core Enhanced Index Fund

November 30, 2020

CEI-QTLY-0121
1.859522.113

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMUNICATION SERVICES - 9.9%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	125,235	$3,600,506
CenturyLink, Inc.	362,299	3,786,025
Verizon Communications, Inc.	140,472	8,485,914
		15,872,445
Entertainment - 1.8%
Activision Blizzard, Inc.	8,742	694,814
Cinemark Holdings, Inc. (a)	191,888	2,964,670
Electronic Arts, Inc.	8	1,022
Netflix, Inc. (b)	25,295	12,412,257
The Madison Square Garden Co. (b)	3,162	535,643
The Walt Disney Co.	24,629	3,645,338
		20,253,744
Interactive Media & Services - 6.4%
Alphabet, Inc.:
Class A (b)	10,805	18,956,292
Class C (b)	14,054	24,745,440
Facebook, Inc. Class A (b)	102,362	28,351,203
		72,052,935
Media - 0.3%
Comcast Corp. Class A	59,944	3,011,587

TOTAL COMMUNICATION SERVICES		111,190,711

CONSUMER DISCRETIONARY - 13.1%
Automobiles - 0.5%
Ford Motor Co.	456,117	4,141,542
General Motors Co.	36,177	1,586,000
		5,727,542
Diversified Consumer Services - 0.0%
Graham Holdings Co.	791	353,593
Hotels, Restaurants & Leisure - 2.3%
Carnival Corp.	196,315	3,922,374
Hilton Worldwide Holdings, Inc.	5,964	618,049
Hyatt Hotels Corp. Class A	16,803	1,209,312
McDonald's Corp.	4,815	1,046,974
MGM Mirage, Inc.	45,929	1,297,494
Norwegian Cruise Line Holdings Ltd. (b)	133,805	3,060,120
Royal Caribbean Cruises Ltd. (a)	45,934	3,620,059
Scientific Games Corp. Class A (b)	4,200	156,576
Starbucks Corp.	26,177	2,565,870
Vail Resorts, Inc.	8,816	2,431,805
Wyndham Destinations, Inc.	131,012	5,510,365
Wynn Resorts Ltd.	6,274	630,537
		26,069,535
Household Durables - 1.9%
D.R. Horton, Inc.	86,559	6,448,646
M.D.C. Holdings, Inc.	52,967	2,556,717
Meritage Homes Corp. (b)	30,587	2,757,418
NVR, Inc. (b)	844	3,373,620
PulteGroup, Inc.	108,013	4,712,607
Taylor Morrison Home Corp. (b)	42,627	1,077,611
Whirlpool Corp.	1,355	263,697
		21,190,316
Internet & Direct Marketing Retail - 4.7%
Amazon.com, Inc. (b)	16,477	52,199,795
The Booking Holdings, Inc. (b)	277	561,881
		52,761,676
Leisure Products - 0.3%
Polaris, Inc.	32,156	3,086,976
Multiline Retail - 0.0%
Target Corp.	4,042	725,660
Specialty Retail - 2.6%
Aaron's Holdings Co., Inc.	45,370	2,855,134
AutoNation, Inc. (b)	7,974	488,726
AutoZone, Inc. (b)	1,224	1,392,484
Best Buy Co., Inc.	29,091	3,165,101
Lowe's Companies, Inc.	62,843	9,792,196
Murphy U.S.A., Inc.	475	60,895
The Home Depot, Inc.	40,822	11,324,431
		29,078,967
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (b)	19,545	691,502
Carter's, Inc.	10,009	890,701
NIKE, Inc. Class B	52,170	7,027,299
		8,609,502

TOTAL CONSUMER DISCRETIONARY		147,603,767

CONSUMER STAPLES - 6.2%
Beverages - 1.7%
Coca-Cola Bottling Co. Consolidated	2,070	541,698
Molson Coors Beverage Co. Class B	22,868	1,051,928
PepsiCo, Inc.	29,258	4,219,881
The Coca-Cola Co.	247,888	12,791,021
		18,604,528
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	5,306	2,078,732
Walmart, Inc.	81,339	12,427,786
		14,506,518
Food Products - 1.0%
Archer Daniels Midland Co.	45,885	2,283,696
Mondelez International, Inc.	34,781	1,998,168
The Hershey Co.	83	12,275
TreeHouse Foods, Inc. (b)	3,894	160,160
Tyson Foods, Inc. Class A	99,907	6,513,936
		10,968,235
Household Products - 1.6%
Procter & Gamble Co.	130,782	18,161,696
Personal Products - 0.3%
Coty, Inc. Class A	548,705	3,945,189
Tobacco - 0.3%
Philip Morris International, Inc.	49,402	3,742,202

TOTAL CONSUMER STAPLES		69,928,368

ENERGY - 2.1%
Energy Equipment & Services - 0.5%
Schlumberger Ltd.	220,845	4,591,368
TechnipFMC PLC	181,707	1,509,985
		6,101,353
Oil, Gas & Consumable Fuels - 1.6%
Chevron Corp.	43,061	3,754,058
ConocoPhillips Co.	77,994	3,085,443
EOG Resources, Inc.	150,355	7,048,642
Exxon Mobil Corp.	8,836	336,917
Kinder Morgan, Inc.	31,424	451,877
Occidental Petroleum Corp. warrants 8/3/27 (b)	9,120	46,877
Pioneer Natural Resources Co.	27,862	2,802,360
		17,526,174

TOTAL ENERGY		23,627,527

FINANCIALS - 9.7%
Banks - 3.6%
Bank of America Corp.	216,407	6,094,021
Citigroup, Inc.	172,386	9,493,297
Citizens Financial Group, Inc.	10,107	330,095
JPMorgan Chase & Co.	155,244	18,300,163
Popular, Inc.	44,478	2,158,517
U.S. Bancorp	6,983	301,735
Wells Fargo & Co.	157,351	4,303,550
		40,981,378
Capital Markets - 2.1%
Artisan Partners Asset Management, Inc.	7,445	335,025
Bank of New York Mellon Corp.	112,445	4,398,848
Charles Schwab Corp.	13,234	645,555
Federated Hermes, Inc. Class B (non-vtg.)	68,676	1,843,264
Goldman Sachs Group, Inc.	18,806	4,336,287
LPL Financial	19,021	1,726,536
Morgan Stanley	102,503	6,337,760
Raymond James Financial, Inc.	2,748	249,931
State Street Corp.	37,917	2,672,390
Stifel Financial Corp.	11,250	779,625
		23,325,221
Consumer Finance - 0.3%
Capital One Financial Corp.	13,011	1,114,262
SLM Corp.	43,206	458,416
Synchrony Financial	77,019	2,346,769
		3,919,447
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (b)	76,590	17,532,217
Insurance - 1.8%
Allstate Corp.	22,305	2,282,917
American Financial Group, Inc.	19,389	1,733,570
First American Financial Corp.	73,535	3,562,035
FNF Group	9,155	329,488
Hartford Financial Services Group, Inc.	13,387	591,705
Primerica, Inc.	19,747	2,572,442
Progressive Corp.	69,123	6,021,305
Selective Insurance Group, Inc.	7,040	435,213
Unum Group	13,763	305,951
W.R. Berkley Corp.	45,578	2,968,495
		20,803,121
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp.	237,490	2,840,380
TFS Financial Corp.	13,135	225,922
		3,066,302

TOTAL FINANCIALS		109,627,686

HEALTH CARE - 15.1%
Biotechnology - 2.3%
AbbVie, Inc.	115,817	12,112,142
Amgen, Inc.	21,667	4,810,941
Biogen, Inc. (b)	13,623	3,271,836
Gilead Sciences, Inc.	60,834	3,690,799
United Therapeutics Corp. (b)	9,112	1,208,616
		25,094,334
Health Care Equipment & Supplies - 4.2%
Abbott Laboratories	104,988	11,361,801
Baxter International, Inc.	17,878	1,359,979
Becton, Dickinson & Co.	11,791	2,768,998
Boston Scientific Corp. (b)	15,885	526,588
Danaher Corp.	40,126	9,013,503
Edwards Lifesciences Corp. (b)	66,603	5,587,326
Hill-Rom Holdings, Inc.	17,950	1,702,737
Hologic, Inc. (b)	88,878	6,144,136
Medtronic PLC	79,270	9,012,999
		47,478,067
Health Care Providers & Services - 3.4%
Anthem, Inc.	25,045	7,802,018
Cigna Corp.	4,519	945,104
CVS Health Corp.	90,732	6,150,722
Humana, Inc.	17,055	6,830,869
McKesson Corp.	424	76,282
UnitedHealth Group, Inc.	49,200	16,547,928
		38,352,923
Health Care Technology - 0.6%
Cerner Corp.	75,170	5,625,723
Veeva Systems, Inc. Class A (b)	4,224	1,169,499
		6,795,222
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (b)	1,267	408,088
PerkinElmer, Inc.	2,107	280,231
Thermo Fisher Scientific, Inc.	17,638	8,201,317
		8,889,636
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	140,323	8,756,155
Bristol-Myers Squibb Co. rights (b)	15,189	17,923
Eli Lilly & Co.	20,643	3,006,653
Johnson & Johnson	96,501	13,961,765
Merck & Co., Inc.	143,435	11,530,740
Pfizer, Inc.	104,494	4,003,165
Viatris, Inc. (b)	105,298	1,771,112
		43,047,513

TOTAL HEALTH CARE		169,657,695

INDUSTRIALS - 10.6%
Aerospace & Defense - 0.9%
Curtiss-Wright Corp.	30,186	3,479,238
Moog, Inc. Class A	68,417	5,292,739
Parsons Corp. (b)	27,469	898,236
		9,670,213
Airlines - 1.0%
Alaska Air Group, Inc.	26,919	1,372,061
Copa Holdings SA Class A (a)	97,980	7,809,006
Southwest Airlines Co.	51,402	2,381,969
		11,563,036
Building Products - 1.4%
A.O. Smith Corp.	20,489	1,153,736
Carrier Global Corp.	114,808	4,370,741
Johnson Controls International PLC	80,106	3,688,080
Simpson Manufacturing Co. Ltd.	25,148	2,311,101
Trane Technologies PLC	8,716	1,274,628
UFP Industries, Inc.	45,937	2,464,520
		15,262,806
Commercial Services & Supplies - 0.5%
Herman Miller, Inc.	109,950	3,918,618
UniFirst Corp.	8,496	1,570,740
		5,489,358
Construction & Engineering - 0.6%
EMCOR Group, Inc.	61,163	5,271,027
Quanta Services, Inc.	16,988	1,160,960
		6,431,987
Electrical Equipment - 0.6%
Acuity Brands, Inc.	2,501	296,919
AMETEK, Inc.	27,309	3,236,936
Eaton Corp. PLC	21,145	2,560,871
Hubbell, Inc. Class B	3,601	581,886
		6,676,612
Industrial Conglomerates - 0.9%
General Electric Co.	483,914	4,926,245
Honeywell International, Inc.	23,199	4,730,740
		9,656,985
Machinery - 2.9%
AGCO Corp.	57,237	5,294,995
Allison Transmission Holdings, Inc.	93,893	3,854,308
Caterpillar, Inc.	45,713	7,935,320
Cummins, Inc.	32,576	7,530,594
Deere & Co.	25,455	6,659,537
Illinois Tool Works, Inc.	918	193,781
Rexnord Corp.	47,480	1,780,975
		33,249,510
Professional Services - 0.0%
Manpower, Inc.	4,181	362,284
Road & Rail - 1.8%
CSX Corp.	74,658	6,722,953
Norfolk Southern Corp.	12,517	2,966,779
Schneider National, Inc. Class B	49,131	1,026,838
Union Pacific Corp.	29,886	6,099,135
Werner Enterprises, Inc.	100,001	3,999,040
		20,814,745

TOTAL INDUSTRIALS		119,177,536

INFORMATION TECHNOLOGY - 26.4%
Communications Equipment - 0.6%
Cisco Systems, Inc.	162,581	6,994,235
Electronic Equipment & Components - 0.3%
National Instruments Corp.	41,116	1,538,972
SYNNEX Corp.	7,201	1,154,392
		2,693,364
IT Services - 4.7%
Accenture PLC Class A	377	93,907
Amdocs Ltd.	31,185	2,052,285
Automatic Data Processing, Inc.	39,632	6,891,212
CACI International, Inc. Class A (b)	9,942	2,359,137
Euronet Worldwide, Inc. (b)	9,315	1,252,309
Global Payments, Inc.	11,793	2,301,876
MasterCard, Inc. Class A	39,079	13,150,474
PayPal Holdings, Inc. (b)	48,219	10,324,652
Square, Inc. (b)	26,082	5,502,259
VeriSign, Inc. (b)	6,848	1,374,531
Visa, Inc. Class A	34,658	7,290,310
		52,592,952
Semiconductors & Semiconductor Equipment - 4.5%
Amkor Technology, Inc.	139,487	2,056,038
Applied Materials, Inc.	69,605	5,741,020
Broadcom, Inc.	7,438	2,986,952
Cirrus Logic, Inc. (b)	7,768	622,217
Intel Corp.	58,477	2,827,363
Lam Research Corp.	9,300	4,209,738
NVIDIA Corp.	29,779	15,963,331
Qualcomm, Inc.	84,380	12,418,205
Synaptics, Inc. (b)	20,093	1,562,633
Texas Instruments, Inc.	13,534	2,182,358
Xilinx, Inc.	153	22,269
		50,592,124
Software - 9.6%
Adobe, Inc. (b)	21,987	10,520,120
Box, Inc. Class A (b)	15,028	280,873
Cadence Design Systems, Inc. (b)	35,160	4,089,108
DocuSign, Inc. (b)	10,493	2,391,145
FireEye, Inc. (b)	47,743	717,577
Intuit, Inc.	2,407	847,312
Microsoft Corp.	298,220	63,839,955
Oracle Corp.	41,200	2,378,064
Proofpoint, Inc. (b)	3,971	410,959
Salesforce.com, Inc. (b)	51,436	12,642,969
ServiceNow, Inc. (b)	2,800	1,496,740
Synopsys, Inc. (b)	11,838	2,693,145
Workday, Inc. Class A (b)	22,291	5,010,794
Workiva, Inc. (b)	13,906	1,042,811
		108,361,572
Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	632,196	75,262,929

TOTAL INFORMATION TECHNOLOGY		296,497,176

MATERIALS - 2.0%
Chemicals - 0.5%
Balchem Corp.	3,557	368,825
CF Industries Holdings, Inc.	42,157	1,572,456
Eastman Chemical Co.	16,332	1,590,737
NewMarket Corp.	3,110	1,149,954
Sensient Technologies Corp.	7,344	526,712
		5,208,684
Construction Materials - 0.2%
Vulcan Materials Co.	12,565	1,754,702
Containers & Packaging - 0.0%
Packaging Corp. of America	2,857	371,410
Metals & Mining - 1.3%
Hecla Mining Co.	92,955	444,325
Newmont Corp.	105,087	6,181,217
Novagold Resources, Inc. (b)	3,991	39,950
Reliance Steel & Aluminum Co.	39,812	4,689,854
Royal Gold, Inc.	34,866	3,851,647
		15,206,993

TOTAL MATERIALS		22,541,789

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	31,031	7,174,367
Apple Hospitality (REIT), Inc.	20,855	276,537
Crown Castle International Corp.	15,140	2,537,010
Equinix, Inc.	1,857	1,295,796
Highwoods Properties, Inc. (SBI)	31,367	1,201,356
Host Hotels & Resorts, Inc.	163,548	2,294,578
Park Hotels & Resorts, Inc.	250,627	4,090,233
Potlatch Corp.	6,592	306,792
Public Storage	4,575	1,026,905
Stag Industrial, Inc.	9,040	269,211
VICI Properties, Inc.	5,718	144,608
		20,617,393
UTILITIES - 2.3%
Electric Utilities - 1.4%
Allete, Inc.	4,945	278,107
Exelon Corp.	27,387	1,124,784
FirstEnergy Corp.	38,778	1,029,944
Hawaiian Electric Industries, Inc.	50,593	1,812,747
IDACORP, Inc.	10,665	966,036
NextEra Energy, Inc.	29,152	2,145,296
NRG Energy, Inc.	101,968	3,339,452
Portland General Electric Co.	109,196	4,518,530
PPL Corp.	11,294	320,975
		15,535,871
Gas Utilities - 0.2%
UGI Corp.	49,019	1,739,194
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	78,073	1,458,404
Multi-Utilities - 0.6%
Avista Corp.	11,517	432,118
Dominion Energy, Inc.	54,176	4,252,274
DTE Energy Co.	6,159	774,864
NorthWestern Energy Corp.	18,333	1,063,314
Public Service Enterprise Group, Inc.	2,351	137,016
		6,659,586

TOTAL UTILITIES		25,393,055

TOTAL COMMON STOCKS
(Cost $755,741,016)		1,115,862,703

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.09% (c)	8,686,984	8,688,722
Fidelity Securities Lending Cash Central Fund 0.09% (c)(d)	13,400,560	13,401,900
TOTAL MONEY MARKET FUNDS
(Cost $22,090,587)		22,090,622
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $777,831,603)		1,137,953,325
NET OTHER ASSETS (LIABILITIES) - (1.2)%(e)		(12,956,974)
NET ASSETS - 100%		$1,124,996,351

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	5	Dec. 2020	$905,800	$96,889	$96,889

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $84,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,147
Fidelity Securities Lending Cash Central Fund	3,192
Total	$7,339

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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